Janus Henderson Global Value Fund

Schedule of Investments (unaudited)

December 31, 2019

Shares or Principal Amounts		Value
Common Stocks – 92.4%
Aerospace & Defense – 3.0%
BAE Systems PLC	567,489	$4,244,931
Meggitt PLC	193,239	1,680,918
		5,925,849
Automobiles – 5.0%
Bayerische Motoren Werke AG	44,772	3,672,833
Honda Motor Co Ltd	147,000	4,193,235
Hyundai Motor Co	19,902	2,074,021
		9,940,089
Banks – 9.1%
Bank of Ireland Group PLC	468,681	2,566,344
Cadence BanCorp	69,292	1,256,264
Fifth Third Bancorp	87,851	2,700,540
Lloyds Banking Group PLC	2,772,518	2,294,948
Royal Bank of Scotland Group PLC	382,138	1,216,165
Wells Fargo & Co	151,029	8,125,360
		18,159,621
Beverages – 4.2%
Coca-Cola Co	63,250	3,500,888
Diageo PLC	22,585	957,319
PepsiCo Inc	23,106	3,157,897
Stock Spirits Group PLC	308,478	843,651
		8,459,755
Chemicals – 0.8%
Mosaic Co	30,493	659,869
Tikkurila Oyj	52,766	849,862
		1,509,731
Commercial Services & Supplies – 0.5%
Daiseki Co Ltd	20,700	603,051
Secom Joshinetsu Co Ltd	10,395	385,124
		988,175
Communications Equipment – 0.4%
Icom Inc	28,700	718,557
Consumer Finance – 2.5%
Ally Financial Inc	37,093	1,133,562
Synchrony Financial	106,261	3,826,459
		4,960,021
Containers & Packaging – 0.8%
Amcor PLC	149,260	1,630,507
Diversified Consumer Services – 0.2%
Shingakukai Holdings Co Ltd	68,221	334,072
Diversified Telecommunication Services – 2.9%
Bharti Infratel Ltd	644,881	2,281,506
Singapore Telecommunications Ltd	1,437,300	3,602,336
		5,883,842
Electric Utilities – 2.2%
Exelon Corp	41,077	1,872,700
PPL Corp	69,081	2,478,626
		4,351,326
Electrical Equipment – 0.3%
Cosel Co Ltd	65,046	706,501
Electronic Equipment, Instruments & Components – 1.2%
Celestica Inc*	156,811	1,296,827
Hirose Electric Co Ltd	8,700	1,123,536
		2,420,363
Equity Real Estate Investment Trusts (REITs) – 2.4%
Public Storage	22,349	4,759,443
Food & Staples Retailing – 0.5%
Qol Holdings Co Ltd	77,700	1,094,265
Food Products – 4.0%
Danone SA	23,641	1,959,521
Nestle SA (REG)	27,470	2,974,686
Orkla ASA	298,247	3,023,148
		7,957,355
Health Care Equipment & Supplies – 0.6%
Hogy Medical Co Ltd	26,200	863,365
Paramount Bed Holdings Co Ltd	9,600	403,829
		1,267,194

Shares or Principal Amounts		Value
Common Stocks – (continued)
Health Care Providers & Services – 1.1%
BML Inc	44,700	$1,294,012
Toho Holdings Co Ltd	39,600	884,658
		2,178,670
Hotels, Restaurants & Leisure – 1.2%
Grand Korea Leisure Co Ltd	67,535	1,135,999
Kangwon Land Inc*	47,804	1,223,729
		2,359,728
Household Products – 1.1%
Procter & Gamble Co	17,678	2,207,982
Industrial Conglomerates – 1.2%
CK Hutchison Holdings Ltd	247,500	2,360,077
Information Technology Services – 2.7%
Cognizant Technology Solutions Corp	71,710	4,447,454
Transcosmos Inc	36,000	983,505
		5,430,959
Insurance – 4.7%
Chubb Ltd	21,507	3,347,780
Hartford Financial Services Group Inc	33,027	2,007,051
RenaissanceRe Holdings Ltd	14,376	2,817,984
Sompo Holdings Inc	29,000	1,147,828
		9,320,643
Interactive Media & Services – 5.1%
Alphabet Inc - Class A*	5,659	7,579,608
Z Holdings Corp	617,100	2,618,585
		10,198,193
Machinery – 3.5%
ANDRITZ AG	35,334	1,521,821
Asahi Diamond Industrial Co Ltd	31,300	185,829
Ebara Corp	49,900	1,527,223
Fukushima Industries Corp	21,000	792,526
GEA Group AG	60,133	1,988,291
Hoshizaki Corp	12,100	1,084,812
		7,100,502
Media – 0.5%
Grupo Televisa SAB (ADR)	85,221	999,642
Metals & Mining – 0.7%
Yamato Kogyo Co Ltd	55,000	1,388,163
Mortgage Real Estate Investment Trusts (REITs) – 1.1%
AGNC Investment Corp	42,293	747,740
Two Harbors Investment Corp	99,392	1,453,111
		2,200,851
Multi-Utilities – 0.5%
Engie SA	68,542	1,107,029
Oil, Gas & Consumable Fuels – 2.7%
BP PLC (ADR)	47,207	1,781,592
Canadian Natural Resources Ltd	22,484	727,301
Exxon Mobil Corp	27,151	1,894,597
Royal Dutch Shell PLC	36,646	1,084,732
		5,488,222
Personal Products – 1.5%
CLIO Cosmetics Co Ltd*	32,271	612,599
Unilever NV	40,620	2,334,017
		2,946,616
Pharmaceuticals – 15.0%
GlaxoSmithKline PLC	83,779	1,973,921
Johnson & Johnson	56,009	8,170,033
Novartis AG	38,720	3,677,520
Pfizer Inc	190,359	7,458,266
Roche Holding AG	11,763	3,817,261
Sanofi	48,737	4,898,955
		29,995,956
Professional Services – 0.5%
Bureau Veritas SA	42,328	1,104,275
Real Estate Management & Development – 1.7%
CK Asset Holdings Ltd	194,975	1,407,549
Foxtons Group PLC*	739,381	861,727
LSL Property Services PLC	319,441	1,159,204
		3,428,480
Software – 3.4%
Oracle Corp	127,943	6,778,420
Specialty Retail – 0.5%
Lookers PLC	812,811	592,067

Shares or Principal Amounts		Value
Common Stocks – (continued)
Specialty Retail – (continued)
Vertu Motors PLC	676,645	$336,951
		929,018
Textiles, Apparel & Luxury Goods – 0.8%
Cie Financiere Richemont SA	19,197	1,509,016
Tobacco – 0.6%
Scandinavian Tobacco Group A/S (144A)	98,957	1,207,083
Trading Companies & Distributors – 0.6%
Travis Perkins PLC	55,654	1,180,803
Wireless Telecommunication Services – 1.1%
Vodafone Group PLC	1,150,285	2,235,794
Total Common Stocks (cost $152,978,489)		184,722,788
Repurchase Agreements – 7.0%
ING Financial Markets LLC, Joint repurchase agreement, 1.4300%, dated 12/31/19, maturing 1/2/20 to be repurchased at $14,101,120 collateralized by $13,667,296 in U.S. Treasuries 1.3750% - 4.5000%, 2/28/23 - 5/15/48 with a value of $14,383,148 (cost $14,100,000)	$14,100,000	14,100,000
Total Investments (total cost $167,078,489) – 99.4%		198,822,788
Cash, Receivables and Other Assets, net of Liabilities – 0.6%		1,151,040
Net Assets – 100%		$199,973,828

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$98,112,141	49.3%
United Kingdom	22,444,723	11.3
Japan	22,332,676	11.2
Switzerland	11,978,483	6.0
France	9,069,780	4.6
Germany	5,661,124	2.9
South Korea	5,046,348	2.5
Hong Kong	3,767,626	1.9
Singapore	3,602,336	1.8
Norway	3,023,148	1.5
Ireland	2,566,344	1.3
Netherlands	2,334,017	1.2
India	2,281,506	1.2
Canada	2,024,128	1.0
Austria	1,521,821	0.8
Denmark	1,207,083	0.6
Mexico	999,642	0.5
Finland	849,862	0.4

Total	$198,822,788	100.0%

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company
REG	Registered

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended December 31, 2019 is $1,207,083, which represents 0.6% of net assets.

*	Non-income producing security.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of December 31, 2019.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks	$184,722,788	$-	$-
Repurchase Agreements	-	14,100,000	-
Total Assets	$184,722,788	$14,100,000	$-

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of December 31, 2019 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.